SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Apr. 26, 2022	Jan. 10, 2022	Jan. 05, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2021
Subsequent Event [Line Items]
Warrant exercise price						$ 0.01
Proceeds from Related Party Debt					$ 177,824	$ 2,931
Subsequent Event [Member] | Term Loan [Member] | Oak Street Funding LLC [Member]
Subsequent Event [Line Items]
Debt description	The borrowing rate under the facility is variable and equal to Prime + 2.50%, except that during the initial period of the loan, the rate is Prime + 2.75%. The loan matures 10 years from the closing date and the service fee is .50% per year.
Debt instrument term	10 years
Subsequent Event [Member] | Oak Street Lending [Member] | Term Loan [Member]
Subsequent Event [Line Items]
Principal amount	$ 6,520,000
Subsequent Event [Member] | Medigap Health Insurance Company [Member]
Subsequent Event [Line Items]
Business combination, consideration transferred		$ 22,900,000,000,000
Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Warrant term			5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			244,539
Warrant exercise price			$ 4.09
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrant exercise price								$ 4.09
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from private placement			$ 20,000,000,000,000
Warrant term			5 years
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			244,539
Warrant exercise price			$ 4.09
A P A [Member] | Subsequent Event [Member] | Barra And Associates L L C [Member]
Subsequent Event [Line Items]
Purchase price	7,500,000
[custom:WorkingCapital-0]	980,000
A P A [Member] | Subsequent Event [Member] | Barra And Associates L L C [Member] | Oak Street Lending [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt	6,520,000
A P A [Member] | Subsequent Event [Member] | Barra And Associates L L C [Member] | Paid At Closing [Member]
Subsequent Event [Line Items]
Purchase price	6,000,000
A P A [Member] | Subsequent Event [Member] | Barra And Associates L L C [Member] | Payable In Six Months [Member]
Subsequent Event [Line Items]
Purchase price	1,125,000
A P A [Member] | Subsequent Event [Member] | Barra And Associates L L C [Member] | Payable Over Two Years [Member]
Subsequent Event [Line Items]
Purchase price	$ 375,000